Credit Facilities and Notes Payable - Schedule of Company's Mezzanine Secured Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Line Of Credit Facility [Line Items]
Outstanding Amount	$ 829,440	$ 154,941
Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Borrowing Capacity	281,500	68,450
Outstanding Amount	170,359	19,251
Two Thousand And Twenty Two August Mezzanine Credit Facility With Related Party Member | Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Borrowing Capacity	65,000	25,000
Outstanding Amount	$ 58,767	$ 6,195
Weighted- Average Interest Rate	13.00%	13.00%
End of Revolving / Withdrawal Period	Aug. 31, 2022
Maturity Date	Aug. 31, 2022
Two Thousand and Twenty Two December Mezzanine credit facility with a related party [Member] | Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 14,000	$ 43,450
Outstanding Amount	$ 23,742	$ 13,056
Weighted- Average Interest Rate	13.00%	13.34%
End of Revolving / Withdrawal Period	Dec. 31, 2022
Maturity Date	Dec. 31, 2022
Two Thousand And Twenty Four March Mezzanine Credit Facility With Related Party Member | Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 90,000
Outstanding Amount	$ 86,262
Weighted- Average Interest Rate	9.50%
End of Revolving / Withdrawal Period	Sep. 30, 2023
Maturity Date	Mar. 31, 2024
Two Thousand And Twenty Four December Mezzanine Credit Facility With Related Party Member | Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Borrowing Capacity	$ 112,500
Outstanding Amount	$ 1,588
Weighted- Average Interest Rate	9.50%
End of Revolving / Withdrawal Period	Dec. 31, 2023
Maturity Date	Dec. 31, 2024